Income Taxes - Summary of Income Tax Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Contingency [Line Items]
Net Income/(loss)	$ (16,607)	$ (5,739)	$ 5,310
Tax expense at statutory rate	0	0	0
Total statutory tax charge	0	0	0
Total Tax charge	352	333	397
UNITED KINGDOM [Member]
Income Tax Contingency [Line Items]
Total Tax charge	199	254	221
POLAND [Member]
Income Tax Contingency [Line Items]
Total Tax charge	(65)	(147)	(130)
SINGAPORE [Member]
Income Tax Contingency [Line Items]
Total Tax charge	213	226	306
MALTA [Member]
Income Tax Contingency [Line Items]
Total Tax charge	$ 5	$ 0	$ 0